SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [x]; Amendment Number: _1__
This Amendment (Check only one.): [x] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    Zuckerman Investment Group (formerly Asset Management Investors, LLC)
Address: 155 North Wacker Drive, Suite 1700
	 Chicago, IL 60606

Form 13F File Number: 28-12893

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Daniel Zuckerman
Title: President
Phone: (312) 948-8002
Signature, Place, and Date of Signing:
/s/Daniel Zuckerman   Chicago, IL   8/26/2011

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

Report Summary:
Number of Included Managers: 1
Form 13F Information Table Entry Total: 36
form 13F Information Table Value Total: $148,726
					(thousands)

List of Other Managers Reporting for this Manager: NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co.                         COM              88579Y101      347     4006 SH       Sole                     4006
Adams Express Co.              COM              006212104      253    25435 SH       Sole                    25435
Alamo Group Inc.               COM              011311107    10599   474651 SH       Sole                   474651
Allergan Inc                   COM              018490102      619     9300 SH       Sole                     9300
America Movil - ADR            COM              02364W105      480     9000 SH       Sole                     9000
AmerisourceBergen Corp.        COM              03073e105     6289   205130 SH       Sole                   205130
Antares Pharma Inc.            COM              036642106      544   375500 SH       Sole                   375500
Avalon Holdings Corp.-Cl A     COM              05343P109      101    35000 SH       Sole                    35000
Baxter International Inc.      COM              071813109      416     8717 SH       Sole                     8717
Berkshire Hathaway Class B     COM              084670702      351     4250 SH       Sole                     4250
Berkshire Hathaway Inc Cl A    COM              084670108      249        2 SH       Sole                        2
Biosante Pharmaceuticals       COM              09065V203      310   184500 SH       Sole                   184500
Capital Southwest Corp.        COM              140501107    14316   157660 SH       Sole                   157660
Coca-Cola Co.                  COM              191216100      234     4000 SH       Sole                     4000
Conocophillips                 COM              20825C104      561     9773 SH       Sole                     9773
Design Within Reach            COM              250557204       71    10155 SH       Sole                    10155
Diageo PLC Sponsored ADR       COM              25243Q205     1022    14810 SH       Sole                    14810
Dover Motorsports Inc          COM              260174107       77    42701 SH       Sole                    42701
Exxon Mobil Corp Com           COM              30231G102      905    14647 SH       Sole                    14647
Genzyme Corp.                  COM              372917104     7682   108525 SH       Sole                   108525
Int'l Business Machines        COM              459200101      316     2354 SH       Sole                     2354
Johnson & Johnson              COM              478160104      594     9587 SH       Sole                     9587
McDonalds Corp.                COM              580135101     6344    85141 SH       Sole                    85141
Microsoft Corp.                COM              594918104     8133   332105 SH       Sole                   332105
Motorola Inc.                  COM              620076109    10891  1276829 SH       Sole                  1276829
Petrochina Company Ltd         COM              71646E100      349     3000 SH       Sole                     3000
Petsmart Inc.                  COM              716768106    11320   323439 SH       Sole                   323439
Pfizer Inc.                    COM              717081103      663    38639 SH       Sole                    38639
Procter & Gamble               COM              742718109      626    10445 SH       Sole                    10445
Sara Lee Corp.                 COM              803111103     6342   472260 SH       Sole                   472260
Speedway Motorsports           COM              847788106     8889   566926 SH       Sole                   566926
Symantec Corp.                 COM              871503108    10052   664350 SH       Sole                   664350
Tri-Continental Corp.          COM              895436103     4344   352297 SH       Sole                   352297
Viad Corp.                     COM              92552R406    14358   742424 SH       Sole                   742424
Vodafone Group plc             COM              92857w209    11531   464758 SH       Sole                   464758
Wal-Mart Stores Inc.           COM              931142103     8548   159711 SH       Sole                   159711